UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

HENNESSY FUNDS TRUST
(Exact name of registrant as specified in charter)

THE COURTYARD SQUARE,
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
THE COURTYARD SQUARE,
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Name and address of agent for service)

1-800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Electronics Boutique	10/6/2005	286045109	ELBO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Adopt plan of merger
3. Adoption of GSC 05 incentive plan
4. Appt. KPMG publ. Accountants

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Shaw Group	1/27/2006	820280105	SGR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Ratify Ernst & Young as Ind. Auditors
3. Appve 2001 emplyee inc com plan
4. Apprve 2005 non empl. Direct. Stk inc. pl.
5. Proxy authorized

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Stolt Offshore S.A.	2/24/2006	861567105	SOSA

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Quanex Corp.	2/23/2006	747620102	NX

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Appr Bd of Direct various items	Issuer
2. Apprve 2006 omnibus incentive plan
3. Approv terms of the performance criteria
4. Apprve the material annual incentive awards

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Pantry, Inc.	3/30/2006	698657103	PTRY

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Appr Bd of Direct various items	Issuer
2. Rat. Appt. of Deloitte & Tourche ind pub a/c

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Gehl Company	4/28/2006	368483103

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Apprvl of 04 eq. Incentive plan
3. Appvl pricwaterhousecoopers as
a/cing firm

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
KB Home	4/6/2006	48666K109	KBH

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Prop: amend cert of inc.
3. Prop. Appvr the amended and rest.
1999 incentive plan
4. Prop: to rat Ernst & Yound as ind reg
pub. Accountants 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Burlington Coat Fact.	4/10/2006	121579106	BCF

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Prop to adopt the agment an dplan of	Issuer
merger.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Humana Inc.	4/27/2006	444859102	HUM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat. Appt. Pricwatercoppers ind reg.
pub. a/c ing firm.
3. apprvl 2003 stk incetinve plan

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Sears Holdings	4/12/2006	812350106	SHLD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. apprvl 2006 assoc. sk pur plan
3. Apprvl 2006 stock plan
4. Apprvl umbrella incentive program
5. Rat appt Deloitte & Touche pub a/c's

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Ryland Group	4/26/2006	783764103	RYL

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Apprvl 2006 non employee stk plan
3. Consideration of a prop from the
IBOEW Pension Benefit Fund
4. Consideration of prop from Ind. State
districk council of laboreres and HOD carriers
Pension funds.
5. Rat. Of appt. Ernst & Young ind auditors
2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Frontier Oil	4/26/2006	35914P105	FTO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Diretors	Issuer
2. Rat copr. Omnibus incentive comp plan
3. Rat appt of Deloitte & Touche ind CPA

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Badger Meter	4/28/2006	5.65E+07	BMI

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Diretors	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Aetna Inc.	4/28/2006	00817Y108	AET

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Diretors	Issuer/shareholder
2. Apprvl of ind reg pub a/c firm
3. Apprvl of 2006 employee stk pp
4. Shrhldr prop: cumulative voting

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Valero Energy	4/27/2006	91913Y100	VLO
46224101
Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat. Of KPMG auditors 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
NS Group	5/10/2006	628916108	NSS
46224101
Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat appt. of deloitte & Touche ind reg
pub. a/c ing 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Longs Drug Stores	5/23/2006	543162101	LDG
46224101
Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat Deloitte & Touche ind reg pub
a/c ing firm 2006
3. Appvl of articles of restatemnt and
bylaws.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Lufkin Industries	5/3/2006	549764108	LUFK

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Andersons, Inc.	5/12/2006	34164103	ANDE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
. Rat appt. pricewaterhousecoopers ind.
reg pub a/cing firm 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Seaboard Corporation	4/24/2006	811543107	SEB

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat appt KPMG ind auditors
3. Apprvl of prop amendment various items
in article 3.
4. Apprvl of prop amendment and
restatement of co restated certificate inc.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Stolt Offshore S.A.	5/15/2006	861567105

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Apprvl of meeting date	Issuer
2. Apprvl of consolidated fincl statement
3. Apprvl of balance sheet and p/l
4. Apprvl of statement of operations
5. Dischge of BOD and statutory
auditors of the co.
6. Apprvl of authorized. Share repurchase
7. Elect os auditor and ind auditors
8. Apprvl of chge to articles of inc.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Pioneer Companies	5/2/2006	723643300	PONR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Prop to apprve 2006 stk incentive plan
3. Prop. To rat Deloitte & Touche ind reg pub
a/coing firm.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Healthcare Services	5/23/2006	421906108	HCSG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Apprv and rat Grant Thornton as
ind reg pub a/c firm 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Advance auto Parts	5/17/2006	00751Y106	ARP

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat Deloitte & Touche ind reg pub a/c
firm 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Chemed Corporation	5/15/2006	16359R103	CHE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Apprv adoopt 2006 stock inc. plan
3. Appve amended cert. Of inc.
4. Rat selection of ind. a/c by audit
committee of BODs.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Standard Pacific Corp	5/10/2006	85375C101	SPF

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Diretors	Issuer
2. Apprvl of skhldr prop re energy efficiency.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Par Technology	5/11/2006	698884103	PTC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Diretors	Issuer
2. Apprv the corp 2005 equity incentive plan
3. Apprv the amendment of the cert. Of inc.
4. Rat KPMG ind reg pub a/cing firm 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Holly Corporation	5/11/2006	435758305	HOC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Apprvl of restated certificate of inc.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Clean Harbors Inc.	5/19/2006	184496107	CLHB

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Sykes Enterprises	5/23/2006	871237103	SYKE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Amend 2001 eq incentive plan
3. Approve criteria performance based
awards
4. Amend the deferred comp plan
5. Rat Deloitte & Touche ind auditors
2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Dennys Corporation	5/24/2006	24869P104	DENN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Prop to rat KPMG ind reg pub a/c '06

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Trammell Crow C.	5/17/2006	89288R106	TCC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat Ernst & Young ind reg pub a/c 2006

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Meritage Homes Corp	5/17/2006	59001A102	MTH

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Appprve inc of shs of common stk
3. Approve 2006 stk incentive plan
4. Approve 2006 annual incentive plan
5. Rat ind reg pub a/cing firm

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Phillips Van Heusen	6/13/2006	718592108	PVH

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Aprvl of amendment to co certificate
of incorporation re preferred stock
3. Apprvl of amendment to co certication of
incorporation to increase common stk.
4. Apprvl of co 2006 stock incentive plan
5. Appointment of auditors

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Frontier Oil	6/9/2006	35914P105	FTO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Porp approve restate Articles of Inc.	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Synagro Tech.	5/24/2006	871562203	SYGR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Approve stkholdr prop relating to
the preparation of a report onf New York
Organic Fertilizer impact.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Children's Place Retail	6/22/2006	168905107	PLCE

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat appt. Deloitte & Touche
3. Approve annual mangmnt incentive
bounus plan.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Men's Wearhouse	6/21/2006	587118100	MW

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Genesco	6/28/2006	371532102	GCO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder
		1. Directors	Issuer
2. Rat of ind reg pub a/cing firm

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust

By (Signature and Title)* /s/ Neil J. Hennessy, President and Principal Executive Officer
Neil J. Hennessy
President and Principal Executive Officer

Date 7/20/06

* Print the name and title of each signing officer under his or her signature.